Property, Plant and Equipment - Additional Information (Detail) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2019 USD ($) Tower	Jul. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) Tower	Dec. 31, 2020 USD ($) Tower	Dec. 31, 2019 USD ($) Tower
Property, Plant and Equipment [Line Items]
Depreciation expense				$ 95,000	$ 93,600	$ 92,600
Assets, net of accumulated depreciation, related to AROs				2,300	5,800
Revisions in estimated cash flows				2,011	0
Property and equipment acquired through current and long-term debt				300	1,800	2,800
Net change in current and long-term construction accounts payable resulted in additions or (adjustments) to Purchase of property and equipment				4,200	10,400	(4,800)
Proceeds from sale lease back transaction				0	5,814	70,586
Proceeds from sale-leaseback financing obligation					0	18,945
Loss (gain) on disposal of assets and sale-leaseback transaction				(1,094)	2,525	11,169
Long-term Debt				675,448	661,708
Tangible asset impairment charges				$ 42,200
Bolivian
Property, Plant and Equipment [Line Items]
Sale lease back transaction tax						18,200
Sale-leaseback transaction, taxable gain			$ 5,100
General and Administrative Expenses
Property, Plant and Equipment [Line Items]
Bank fee					$ 0	1,300
General and Administrative Expenses | Bolivian
Property, Plant and Equipment [Line Items]
Sale lease back transaction taxes paid						3,000
Nueva Tel
Property, Plant and Equipment [Line Items]
Number of network towers covered under sale and lease back transaction | Tower					608
Proceeds from sale-leaseback financing obligation	$ 95,300	$ 95,300
Loss (gain) on disposal of assets and sale-leaseback transaction					$ 5,600	10,100
Sale leaseback transaction, deferred gain						55,100
Sale leaseback transaction, deferred gain, current						3,900
Lease term				10 years
Lease term description				The tower sites have an initial lease term of 10 years with up to three five-year renewal terms at NuevaTel’s option.
Percenatge Increase Of Annual Lease Rental				3.00%
Gross rent expense				$ 11,900	11,600	6,000
Nueva Tel | Maximum
Property, Plant and Equipment [Line Items]
Number of network towers available for sale under sale and lease back transaction | Tower	651
Nueva Tel | Bolivian | Tower Transaction Financing Obligation
Property, Plant and Equipment [Line Items]
Long-term Debt				4,166	$ 4,546
Nueva Tel | Capital Lease
Property, Plant and Equipment [Line Items]
Sale leaseback transaction, deferred gain						1,000
Nueva Tel | Sales Lease Back
Property, Plant and Equipment [Line Items]
Gross annual tower operating lease rent obligation				10,400
Gross annual tower financing lease rent obligation				300
Nueva Tel | Not Qualifying for Sales Lease Back
Property, Plant and Equipment [Line Items]
Gross annual tower financing lease rent obligation				$ 900
Nueva Tel | Tranche One
Property, Plant and Equipment [Line Items]
Proceeds from sale lease back transaction						$ 89,500
Number of network towers covered under sale and lease back transaction | Tower						574
Nueva Tel | Tranche Two
Property, Plant and Equipment [Line Items]
Number of network towers covered under sale and lease back transaction | Tower				34	34
Proceeds from sale-leaseback financing obligation	$ 5,800